MERRILL LYNCH
                                   UTILITY INCOME
                                   FUND, INC.

               STRATEGIC
                        Performance


                    Quarterly Report
                    November 30, 1997

MERRILL LYNCH UTILITY INCOME FUND, INC.

DEAR SHAREHOLDER

Volatility highlighted stock and bond markets worldwide during the quarter ended November 30, 1997. The difficulties began in Southeast Asia. Following the currency devaluations in several Southeast Asian countries this summer, the Hong Kong dollar--the value of which is pegged to the US dollar--came under speculative attack in foreign currency markets. Monetary authorities in Hong Kong raised interest rates to support the currency, and the Hong Kong stock market declined sharply as had stock markets throughout Southeast Asia. These events raised investor concerns worldwide regarding the viability of continued global economic growth, since economic growth in Asia is likely to slow markedly in 1998.

At first, US stock market investors focused on the challenges that would face US multinational corporations in the wake of the poorer Asian economic prospects. The sell-off then broadened to other stocks as well. Although the decline proved to be short-lived, investor confidence was not definitively restored, and stock market volatility continued. Although the US bond market benefited during periods when investors anticipated slower economic growth, the release of stronger-than-expected economic statistics led to periods of declining bond prices.

As 1997 draws to a close, investors are likely to continue to focus on the prospects for the US economy. Although the Federal Reserve Board did not tighten monetary policy at its November 12, 1997 meeting, it remains to be seen whether US economic growth remains moderate enough and inflationary pressures sufficiently contained to preclude an increase in short-term interest rates in the near term.

Portfolio Matters

For the three months ended November 30, 1997, total returns for Merrill Lynch Utility Income Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +12.82%, +12.62%, +12.62% and +12.74%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, including average annual total returns, see pages 3-5 of this report to shareholders.) The Fund outperformed the +11.24% total return of the Lipper Utility Funds Average for the November quarter. During the quarter, we continued to meet our goal of providing high current income.

Several factors influenced the Fund's performance during the November quarter. The broad market, as measured by the performance of the unmanaged Standard & Poor's 500 (S&P 500) Index, underperformed the unmanaged S&P Electric Utility Index for the second quarter in a row. Long-term interest rates, as measured by the yield on the 30-year US Treasury bond, dropped from 6.6% at the start of the November quarter to 6.0% at quarter-end.

On a more fundamental basis, we saw a continuation of sales of non-nuclear electric generating plants at prices exceeding book value. Importantly, the auction prices achieved to date appear to be higher than most originally assumed, which has improved the valuation outlook for the sector. In California, the focus has been replacement cost of power. The situation in New England is slightly different. Many existing non-nuclear electric generating plants have the space for new capacity to be built. Since approximately 20% of the New England power market is

Merrill Lynch Utility Income Fund, Inc.                        November 30, 1997

fueled by oil and diesel, which are not viewed as being environmentally friendly, the prospect of new, cleaner, gas-fired generation at existing sites may be contemplated. In addition, in order for a company to participate in the newly evolving competitive markets for power in the region, it must own generating plants. With many electric utility companies and natural gas companies getting heavily involved in the power marketing business, owning plants in this region is crucial. To date, sales of nuclear plants have not taken place. However, this may change in the future, as the heavy stranded fixed costs of nuclear plants are amortized against the competitive transition charges which many states are considering.

Investment Activities

During the November quarter, we reduced our holdings in five stocks and eliminated one position, Edison International. The principal reason for the reductions was that the positions had become overweighted relative to the other holdings in the portfolio. We eliminated Edison International because its current yield was no longer high enough to contribute to the overall income requirements of the Fund. Overall, the Fund's holdings benefited from the rally in the domestic electric utility sector. It appears as though investors preferred the higher-yielding issues in the recent rally, where the Fund is principally invested because of its high current income objective.

In Conclusion

We thank you for your investment in Merrill Lynch Utility Income Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,

/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Walter D. Rogers

Walter D. Rogers
Vice President and Portfolio Manager

January 2, 1998

Merrill Lynch Utility Income Fund, Inc.                       November 30, 1997

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

      Average Annual Total Return
      ==========================================================================
                                 % Return Without       % Return With
                                    Sales Charge        Sales Charge**
      ==========================================================================
      Class A Shares*
      ==========================================================================
      Year Ended 9/30/97              +  14.08%           +  9.52%
      --------------------------------------------------------------------------
      Inception (10/29/93)
      through 9/30/97                 +   5.54            +  4.44
      --------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


      ==========================================================================
                                     % Return             % Return
                                    Without CDSC        With CDSC**
      ==========================================================================
      Class B Shares*
      ==========================================================================
      Year Ended 9/30/97              +  13.19%           + 9.19%
      --------------------------------------------------------------------------
      Inception (10/29/93)
      through 9/30/97                 +   4.74            + 4.51
      --------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

      ==========================================================================
                                      % Return             % Return
                                     Without CDSC         With CDSC**
      ==========================================================================
      Class C Shares*
      ==========================================================================
      Year Ended 9/30/97              +  13.05%           +  12.05%
      --------------------------------------------------------------------------
      Inception (10/21/94)
      through 9/30/97                 +  12.07            +  12.07
      --------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

      ==========================================================================
                                 % Return Without       % Return With
                                   Sales Charge          Sales Charge**
      ==========================================================================
      Class D Shares*
      ==========================================================================
      Year Ended 9/30/97              +  13.78%           + 9.23%
      --------------------------------------------------------------------------
      Inception (10/21/94)
      through 9/30/97                 +  12.75            + 11.20
      --------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Utility Income Fund, Inc.                        November 30, 1997

Performance Summary--Class A Shares

                                            Net Asset Value         Capital Gains
   Period Covered                     Beginning           Ending     Distributed        Dividends Paid*   % Change**
====================================================================================================================
10/29/93-12/31/93                   $   10.00          $    9.81          --             $    0.043         - 1.46%
--------------------------------------------------------------------------------------------------------------------
1994                                     9.81               8.28          --                  0.496         -10.59
--------------------------------------------------------------------------------------------------------------------
1995                                     8.28              10.05          --                  0.494         +28.26
--------------------------------------------------------------------------------------------------------------------
1996                                    10.05               9.56          --                  0.596         + 1.24
--------------------------------------------------------------------------------------------------------------------
1/1/97-11/30/97                          9.56              10.53          --                  0.512         +16.26
--------------------------------------------------------------------------------------------------------------------
                                                                                       Total $2.141
====================================================================================================================
                                                                    Cumulative total return as of 11/30/97: +33.00%**
====================================================================================================================

Performance Summary--Class B Shares

                                            Net Asset Value         Capital Gains
   Period Covered                     Beginning           Ending     Distributed        Dividends Paid*   % Change**
====================================================================================================================
10/29/93-12/31/93                   $   10.00          $    9.80          --             $    0.037         - 1.63%
--------------------------------------------------------------------------------------------------------------------
1994                                     9.80               8.28          --                  0.429         -11.19
--------------------------------------------------------------------------------------------------------------------
1995                                     8.28              10.05          --                  0.425         +27.28
--------------------------------------------------------------------------------------------------------------------
1996                                    10.05               9.56          --                  0.522         + 0.46
--------------------------------------------------------------------------------------------------------------------
1/1/97-11/30/97                          9.56              10.52          --                  0.443         +15.31
--------------------------------------------------------------------------------------------------------------------
                                                                                       Total $1.856
====================================================================================================================
                                                                    Cumulative total return as of 11/30/97: +28.82%***
====================================================================================================================

Performance Summary--Class C Shares

                                            Net Asset Value         Capital Gains
   Period Covered                     Beginning           Ending     Distributed        Dividends Paid*   % Change**
====================================================================================================================
10/21/94-12/31/94                   $    8.17          $    8.27          --             $    0.062         + 1.99%
--------------------------------------------------------------------------------------------------------------------
1995                                     8.27              10.04          --                  0.427         +27.35
--------------------------------------------------------------------------------------------------------------------
1996                                    10.04               9.54          --                  0.517         + 0.31
--------------------------------------------------------------------------------------------------------------------
1/1/97-11/30/97                          9.54              10.51          --                  0.441         +15.42
--------------------------------------------------------------------------------------------------------------------
                                                                                       Total $1.447
====================================================================================================================
                                                                    Cumulative total return as of 11/30/97: +50.37%***
====================================================================================================================

Performance Summary--Class D Shares

                                            Net Asset Value         Capital Gains
   Period Covered                     Beginning           Ending     Distributed        Dividends Paid*   % Change**
====================================================================================================================
10/21/94-12/31/94                   $    8.17          $    8.28          --             $    0.065         + 2.15%
--------------------------------------------------------------------------------------------------------------------
1995                                     8.28              10.06          --                  0.471         +28.07
--------------------------------------------------------------------------------------------------------------------
1996                                    10.06               9.57          --                  0.572         + 0.99
--------------------------------------------------------------------------------------------------------------------
1/1/97-11/30/97                          9.57              10.54          --                  0.490         +15.97
--------------------------------------------------------------------------------------------------------------------
                                                                                       Total $1.598
====================================================================================================================
                                                                    Cumulative total return as of 11/30/97: +53.21%**
====================================================================================================================

  *   Figures may include short-term capital gains distributions.
 ** Figures do not include sales charge; results would be lower if sales charge was included.
*** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Merrill Lynch Utility Income Fund, Inc.                        November 30, 1997

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                                                                        12 Month         3 Month
                                                                      11/30/97    8/31/97   11/30/96     %Change         %Change
==================================================================================================================================
ML Utility Income Fund, Inc. Class A Shares                            $10.53      $9.46      $9.57      +10.03%         +11.31%
----------------------------------------------------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class B Shares                             10.52       9.45       9.57      + 9.93          +11.32
----------------------------------------------------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class C Shares                             10.51       9.44       9.55      +10.05          +11.33
----------------------------------------------------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class D Shares                             10.54       9.47       9.58      +10.02          +11.30
----------------------------------------------------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class A Shares--Total Return                                                +16.64(1)       +12.82(2)
----------------------------------------------------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class B Shares--Total Return                                                +15.61(3)       +12.62(4)
----------------------------------------------------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class C Shares--Total Return                                                +15.72(5)       +12.62(6)
----------------------------------------------------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class D Shares--Total Return                                                +16.32(7)       +12.74(8)
==================================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.553 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.133 per share ordinary income dividends.
(3) Percent change includes reinvestment of $0.478 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.114 per share ordinary income dividends.
(5) Percent change includes reinvestment of $0.476 per share ordinary income dividends.
(6) Percent change includes reinvestment of $0.113 per share ordinary income dividends.
(7) Percent change includes reinvestment of $0.529 per share ordinary income dividends.
(8) Percent change includes reinvestment of $0.127 per share ordinary income dividends.


PORTFOLIO INFORMATION

For the Quarter Ended November 30, 1997

                                           Percent of
Ten Largest Holdings                       Net Assets
ENSERCH Corp., 6.375% due 2/01/2004......     4.0%
Boston Edison Co.........................     3.8
Enova Corp...............................     3.3
American Electric Power Company, Inc.....     3.3
Florida Progress Corp....................     3.2
Allegheny Energy, Inc....................     3.2
OGE Energy Corp..........................     3.2
New Century Energies Corp................     3.1
FirstEnergy Corp.........................     3.0
Consolidated Edison Company of New York..     2.9


Deletion (Equity Investments)
Edison International

Merrill Lynch Utility Income Fund, Inc.                       November 30, 1997

SCHEDULE OF INVESTMENTS

                          Shares                                                                                        Percent of
Industries                 Held                    Stocks                                 Cost               Value      Net Assets
====================================================================================================================================
Utilities--Electric       39,000         Allegheny Energy, Inc.                       $  895,450           $1,182,188        3.2%
                          24,600         American Electric Power Company, Inc.           892,569            1,219,238        3.3
                          33,000         Baltimore Gas & Electric Co.                    844,868            1,012,688        2.7
                          40,600         Boston Edison Co.                             1,015,336            1,421,000        3.8
                          11,000         CINergy Corp.                                   284,857              391,875        1.0
                          18,000         Carolina Power & Light Co.                      536,468              672,750        1.8
                          29,100         Consolidated Edison Company of New York         980,888            1,098,525        2.9
                          31,400         DTE Energy Co.                                  984,627            1,030,313        2.8
                          45,000         Delmarva Power & Light Co.                      924,651              950,625        2.5
                          20,800         Dominion Resources, Inc.                        980,112              808,600        2.2
                          48,000         Enova Corp.                                   1,165,493            1,248,000        3.3
                          22,900         Entergy Corp.                                   598,635              595,400        1.6
                          41,900         FirstEnergy Corp.(a)                            936,783            1,131,300        3.0
                          34,000         Florida Progress Corp.                        1,105,601            1,204,875        3.2
                          27,500         GPU, Inc.                                       767,170            1,086,250        2.9
                          15,300         Houston Industries, Inc.                        296,223              362,419        1.0
                          27,400         MDU Resources Group, Inc.                       593,864              818,575        2.2
                          26,000         Nevada Power Co.                                552,810              602,875        1.6
                          26,000         New Century Energies Corp.                      841,935            1,150,500        3.1
                          23,000         New England Electric System                     766,360              948,750        2.5
                          18,000         New York State Electric & Gas Corp.             520,663              553,500        1.5
                          14,300         Northern States Power Co.                       659,908              784,713        2.1
                          23,200         OGE Energy Corp.                                854,830            1,180,300        3.2
                          12,900         PECO Energy Co.                                 373,224              313,631        0.8
                          35,800         PacifiCorp                                      706,649              834,587        2.2
                          29,400         Public Service Enterprise Group, Inc.           947,445              858,112        2.3
                          43,400         Southern Co.                                    923,825            1,041,600        2.8
                          21,000         Texas Utilities Holding Co.                     715,885              840,000        2.2
                          32,600         Unicom Corp                                     954,082              949,475        2.5
                          22,600         Union Electric Co.                              912,093              899,762        2.4
                           9,000         Washington Water Power Co.                      172,012              192,375        0.5
                          17,000         Western Resources Co.                           478,125              664,062        1.8
                                                                                      ----------           ----------       ----
                                                                                      24,183,441           28,048,863       74.9
====================================================================================================================================
Utilities--Gas            40,300         AGL Resources Inc.                              741,707              790,887        2.1
                          26,000         New Jersey Resources Corp.                      750,192              905,125        2.4
                                                                                      ----------           ----------       ----
                                                                                       1,491,899            1,696,012        4.5
====================================================================================================================================
                                         Total Stocks                                 25,675,340           29,744,875       79.4
====================================================================================================================================
                         Face
                         Amount                    Corporate Bonds
====================================================================================================================================
Telecommunications    $1,000,000         Southwestern Bell Corp., 7% due 7/01/2015     1,034,480            1,031,650        2.8
                       1,000,000         United Telephone Company of Florida,
                                         6.875% due 7/15/2013                          1,019,950            1,022,160        2.7
                                                                                      ----------           ----------       ----
                                                                                       2,054,430            2,053,810        5.5
====================================================================================================================================
Utilities--Electric    1,000,000         Public Service Company of Colorado,
                                         6.375% due 11/01/2005                           991,300              991,740        2.6
====================================================================================================================================

Merrill Lynch Utility Income Fund, Inc.                       November 30, 1997

SCHEDULE OF INVESTMENTS (concluded)

                           Face                                                                                         Percent of
Industries                Amount                   Corporate Bonds                        Cost               Value      Net Assets
====================================================================================================================================
Utilities--Gas        $1,500,000           ENSERCH Corp., 6.375% due 2/01/2004       $ 1,491,030          $ 1,497,300        4.0%
                       1,000,000           El Paso Natural Gas Co.,7.75%
                                           due 1/15/2002                               1,090,950            1,043,600        2.8
                                                                                      ----------           ----------       ----
                                                                                       2,581,980            2,540,900        6.8
====================================================================================================================================
                                           Total Corporate Bonds                       5,627,710            5,586,450       14.9

                                                   Short-Term Securities
====================================================================================================================================
Commercial Paper*        737,000           General Motors Acceptance Corp.,
                                           5.75% due 12/01/1997                          736,764              736,764        2.0
====================================================================================================================================
US Government Agency   1,200,000           Federal Home Loan Mortgage Corp.,
                                           5.45% due 12/01/1997                        1,199,637            1,199,637        3.2
====================================================================================================================================
                                           Total Short-Term Securities                 1,936,401            1,936,401        5.2
====================================================================================================================================
Total Investments                                                                    $33,239,451           37,267,726       99.5
                                                                                     ===========

Other Assets Less Liabilities                                                                                 168,772        0.5
                                                                                                          -----------      -----
Net Assets                                                                                                $37,436,498      100.0%
                                                                                                          -----------      -----
====================================================================================================================================
Net Asset Value:       Class A--Based on net assets of $1,628,776 and 154,743 shares outstanding          $    10.53
                                                                                                          ==========
                       Class B--Based on net assets of $29,526,220 and 2,805,704 shares outstanding       $    10.52
                                                                                                          ==========
                       Class C--Based on net assets of $4,583,418 and 436,293 shares outstanding          $    10.51
                                                                                                          ==========
                       Class D--Based on net assets of $1,698,084 and 161,081 shares outstanding          $    10.54
                                                                                                          ==========
====================================================================================================================================

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a) Ohio Edison Company and Centerior Energy Corp. merged to become FirstEnergy Corp.

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Walter D. Rogers, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary


Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171


Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.





Merrill Lynch
Utility Income Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #16856--11/97


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